Document and Entity Information	Sep. 13, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 13, 2026
Entity Registrant Name	Catalyst Bancorp, Inc.
Entity Incorporation, State or Country Code	LA
Entity File Number	001-40893
Entity Tax Identification Number	86-2411762
Entity Address, Address Line One	235 N. Court Street
Entity Address, City or Town	Opelousas
Entity Address State Or Province	LA
Entity Address, Postal Zip Code	70570
City Area Code	337
Local Phone Number	948-3033
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CLST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001849867
Amendment Flag	false